American Funds® International Vantage Fund
Investment portfolio
July 31, 2023
unaudited

Common stocks 90.05% Information technology 15.69%	Shares	Value (000)
ASML Holding NV	60,571	$43,435
SAP SE	198,124	27,099
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	268,853	26,657
Keyence Corp.	55,320	24,793
STMicroelectronics NV	374,505	20,022
Hamamatsu Photonics KK	401,800	19,335
OBIC Co., Ltd.	113,600	18,581
Tokyo Electron, Ltd.	89,300	13,336
Capgemini SE	68,933	12,494
Nomura Research Institute, Ltd.	402,200	11,396
NICE, Ltd. (ADR)[1]	35,988	7,840
TDK Corp.	160,900	6,149
Dassault Systemes SE	119,948	5,128
Fujitsu, Ltd.	37,400	4,833
Shopify, Inc., Class A, subordinate voting shares[1]	68,460	4,627
Halma PLC	137,906	3,957
Nemetschek SE	46,500	3,387
Nokia Corp.	752,337	2,960
Dye & Durham, Ltd.	94,645	1,421
		257,450
Industrials 15.64%
Safran SA	232,219	38,544
ABB, Ltd.	581,735	23,255
Epiroc AB, Class A	962,870	19,218
Airbus SE, non-registered shares	128,067	18,866
TFI International, Inc. (CAD denominated)	142,137	18,243
SMC Corp.	34,500	17,982
DSV A/S	75,002	15,017
Daikin Industries, Ltd.	53,200	10,729
Marubeni Corp.	556,600	9,834
Recruit Holdings Co., Ltd.	261,300	9,061
MTU Aero Engines AG	36,684	8,563
Canadian National Railway Company	61,533	7,460
RELX PLC	205,486	6,909
BAE Systems PLC	545,380	6,519
Hitachi, Ltd.	94,300	6,163
DKSH Holding AG	69,190	5,574
ATS Corp.[1]	121,207	5,497
Nidec Corp.	75,600	4,492
Ryanair Holdings PLC (ADR)[1]	33,614	3,446
Azelis Group NV	133,337	3,445
Jardine Matheson Holdings, Ltd.	65,500	3,234
ASSA ABLOY AB, Class B	119,210	2,865
Japan Airlines Co., Ltd.	130,400	2,819
Toppan, Inc.	109,800	2,579
American Funds International Vantage Fund — Page 1 of 6

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
IMCD NV	11,600	$1,759
LIXIL Corp.	128,200	1,638
Spirax-Sarco Engineering PLC	10,713	1,530
VAT Group AG	3,500	1,485
		256,726
Health care 13.03%
Novo Nordisk AS, Class B	323,790	52,180
AstraZeneca PLC	296,477	42,561
Genmab A/S1	59,357	24,409
EssilorLuxottica SA	107,770	21,677
Lonza Group AG	28,827	16,700
Straumann Holding AG	87,090	14,396
Daiichi Sankyo Company, Ltd.	370,900	11,333
BeiGene, Ltd. (ADR)[1]	44,700	9,576
Terumo Corp.	167,500	5,476
Asahi Intecc Co., Ltd.	249,100	5,109
HOYA Corp.	42,800	4,973
Innovent Biologics, Inc.[1]	815,500	3,618
Roche Holding AG, nonvoting non-registered shares	5,800	1,800
		213,808
Financials 12.14%
London Stock Exchange Group PLC	307,075	33,348
AIA Group, Ltd.	2,695,300	26,749
HDFC Bank, Ltd. (ADR)	258,787	17,670
DNB Bank ASA	822,746	16,974
United Overseas Bank, Ltd.	730,100	16,526
DBS Group Holdings, Ltd.	591,680	15,244
Euronext NV	170,309	12,967
Adyen NV1	6,228	11,571
Worldline SA, non-registered shares[1]	175,114	6,937
UniCredit SpA	237,933	6,017
Deutsche Boerse AG	30,388	5,824
Bank of Montreal[2]	52,153	4,847
Partners Group Holding AG	4,227	4,741
Aon PLC, Class A	14,800	4,714
Hiscox, Ltd.	337,642	4,675
Hong Kong Exchanges and Clearing, Ltd.	101,900	4,257
ING Groep NV	214,800	3,136
Skandinaviska Enskilda Banken AB, Class A	242,100	2,934
		199,131
Consumer discretionary 9.65%
LVMH Moët Hennessy-Louis Vuitton SE	26,994	25,171
Industria de Diseño Textil, SA	536,578	20,537
Kering SA	34,918	20,102
Amadeus IT Group SA, Class A, non-registered shares	243,603	17,469
Hermès International	6,872	15,236
MercadoLibre, Inc.[1]	12,178	15,077
adidas AG	48,597	9,832
B&M European Value Retail SA	974,921	6,921
Nitori Holdings Co., Ltd.	49,600	6,086
Oriental Land Co., Ltd.	139,500	5,344
Cie. Financière Richemont SA, Class A	29,708	4,780
American Funds International Vantage Fund — Page 2 of 6

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Bridgestone Corp.	107,800	$4,465
Flutter Entertainment PLC (CDI)[1]	13,860	2,759
Evolution AB	21,400	2,639
Entain PLC	105,100	1,869
		158,287
Consumer staples 9.63%
Nestlé SA	216,100	26,486
L’Oréal SA, non-registered shares	56,054	26,082
British American Tobacco PLC	606,028	20,342
Carlsberg A/S, Class B	111,772	16,764
Danone SA	221,150	13,502
Anheuser-Busch InBev SA/NV	214,178	12,257
Reckitt Benckiser Group PLC	130,445	9,773
Imperial Brands PLC	374,165	8,833
Uni-Charm Corp.	217,100	8,038
Pernod Ricard SA	22,379	4,936
Unilever PLC	81,000	4,357
Diageo PLC	96,500	4,208
Asahi Group Holdings, Ltd.	62,100	2,442
		158,020
Materials 4.91%
Sika AG	72,098	22,380
Air Liquide SA, non-registered shares	97,821	17,570
Shin-Etsu Chemical Co., Ltd.	479,000	15,754
Givaudan SA	4,291	14,462
BHP Group, Ltd. (CDI)	162,515	5,061
Rio Tinto PLC	35,500	2,346
Glencore PLC	255,000	1,550
Umicore SA	51,600	1,527
		80,650
Communication services 3.52%
Tencent Holdings, Ltd.	277,700	12,619
Singapore Telecommunications, Ltd.	5,422,100	10,846
Nippon Telegraph and Telephone Corp.	7,790,000	8,920
Koninklijke KPN NV	2,412,581	8,732
NetEase, Inc.	268,800	5,842
Capcom Co., Ltd.	88,900	3,999
América Móvil, SAB de CV, Class B (ADR)	137,356	2,873
Spotify Technology SA1	16,241	2,427
Sea, Ltd., Class A (ADR)[1]	17,100	1,138
Viaplay Group AB, Class B1,2	75,170	327
		57,723
Energy 2.94%
TotalEnergies SE	569,653	34,611
BP PLC	1,810,009	11,220
Canadian Natural Resources, Ltd. (CAD denominated)	39,400	2,396
		48,227
American Funds International Vantage Fund — Page 3 of 6

unaudited
Common stocks (continued) Utilities 2.55%	Shares	Value (000)
Engie SA	1,313,289	$21,532
Iberdrola, SA, non-registered shares	653,185	8,155
Ørsted AS	93,482	8,155
National Grid PLC	296,653	3,927
		41,769
Real estate 0.35%
Link REIT	528,840	2,960
Altus Group, Ltd.	85,124	2,842
		5,802
Total common stocks (cost: $1,021,833,000)		1,477,593
Rights & warrants 0.00% Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 11/22/2023[1]	59,416	73
Total rights & warrants (cost: $0)		73
Short-term securities 10.36% Money market investments 10.06%
Capital Group Central Cash Fund 5.26%[3,4]	1,650,808	165,064
Money market investments purchased with collateral from securities on loan 0.30%
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.16%[3,5]	2,437,278	2,438
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.18%[3,5]	2,437,277	2,437
		4,875
Total short-term securities (cost: $169,944,000)		169,939
Total investment securities 100.41% (cost: $1,191,777,000)		1,647,605
Other assets less liabilities (0.41)%		(6,664)
Net assets 100.00%		$1,640,941
Investments in affiliates4

	Value of affiliate at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 7/31/2023 (000)	Dividend income (000)
Short-term securities 10.06%
Money market investments 10.06%
Capital Group Central Cash Fund 5.26%[3]	$135,022	$347,575	$317,550	$19	$(2)	$165,064	$4,704

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $5,118,000, which represented .31% of the net assets of the fund.
[3]	Rate represents the seven-day yield at 7/31/2023.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan.
American Funds International Vantage Fund — Page 4 of 6

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds International Vantage Fund — Page 5 of 6

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of July 31, 2023, all of the fund’s investments were classifed as Level 1.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-123-0923O-S96404
American Funds International Vantage Fund — Page 6 of 6